Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Public Utilities, Inventory [Line Items]
Inventories	$ 566	$ 661
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	431	394
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	96	235
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	$ 39	$ 32